Consolidated Statements of Operations 2020 and 2021 (Parenthetical) - Cardio Diagnostics [Member] - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share, Basic	$ (0.53)	$ (0.58)
Earnings Per Share, Diluted	$ (0.53)	$ (0.58)
Weighted Average Number of Shares Outstanding, Basic	1,163,222	1,035,403
Weighted Average Number of Shares Outstanding, Diluted	1,163,222	1,035,403